Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Premiums	$ 1,261	$ 1,106		$ 5,041		$ 5,688		$ 5,833
Net investment income	814	832		3,343		3,380		3,266
Net investment gains (losses)	(61)	37		27		(195)		(143)
Insurance and investment product fees and other	289	340		1,229		1,050		760
Total revenues	2,303	2,315		9,640		9,923		9,716
Benefits and expenses:
Benefits and other changes in policy reserves	1,201	1,232		5,378		5,941		6,001
Interest credited	184	195		775		794		841
Acquisition and operating expenses, net of deferrals	433	440		1,594		1,930		1,938
Amortization of deferred acquisition costs and intangibles	122	271		722		593		622
Goodwill impairment				89		29		0
Interest expense	126	95		476		506		457
Total benefits and expenses	2,066	2,233	[1]	9,034		9,793		9,859
Income (loss) from continuing operations before income taxes	237	82		606		130		(143)
Provision (benefit) for income taxes	76	15		138		(11)		(279)
Income from continuing operations	161	67	[1]	468		141		136
Income (loss) from discontinued operations, net of taxes	(20)	12		57		36		45
Net income	141	79	[1]	525		177		181
Less: net income attributable to noncontrolling interests	38	33	[1]	200		139		143
Net income available to Genworth's common stockholders	103	46	[1]	325		38		38
Income from continuing operations available to Genworth Financial, Inc.'s common stockholders per common share:
Basic	$ 0.25	$ 0.07		$ 0.55		$ 0.00		$ (0.01)
Diluted	$ 0.25	$ 0.07		$ 0.54	[2]	$ 0.00	[2]	$ (0.01)	[2]
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic	$ 0.21	$ 0.09		$ 0.66	[3]	$ 0.08	[3]	$ 0.08	[3]
Diluted	$ 0.21	$ 0.09		$ 0.66	[3]	$ 0.08	[3]	$ 0.08	[3]
Weighted-average common shares outstanding:
Basic	492.5	491.2		491.6		490.6		489.3
Diluted	496.8	495.7		494.4		493.5		493.9
Supplemental disclosures:
Total other-than-temporary impairments	(12)	(16)		(62)		(118)		(122)
Portion of other-than-temporary impairments included in other comprehensive income (loss)		(1)		(44)		(14)		(86)
Net other-than-temporary impairments	(12)	(17)		(106)		(132)		(208)
Other investment gains (losses)	(49)	54		133		(63)		65
Net investment gains (losses)	$ (61)	$ 37		$ 27		$ (195)		$ (143)

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our loss from continuing operations available to Genworth Financial, Inc.'s common stockholders for the year ended December 31, 2010, we used basic weighted-average common shares outstanding in the calculation of diluted loss from continuing operations available to Genworth Financial, Inc.'s common stockholders per share.
[3]	May not total due to whole number calculation.